Warrant Liabilities (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥)
Warrant Liabilities [Line Items]
Recognized fair value warrants (in Dollars)	¥ (1,430,663)	$ (196,000)
Fair value change warrant liabilities (in Dollars) | $		196,000
Warrant [Member]
Warrant Liabilities [Line Items]
Recognized fair value warrants (in Dollars) | $		$ 120,000
Purchase Warrants [Member]
Warrant Liabilities [Line Items]
Exercise price (in Dollars per share) | $ / shares		$ 2.8144
Recognized fair value warrants (in Dollars) | $		$ 106,000
Purchase Warrants [Member] | First Closing of First Tranch [Member]
Warrant Liabilities [Line Items]
Recognized fair value warrants (in Dollars) | $		$ 149,000
Class A Ordinary Shares [Member] | First Closing of First Tranch [Member]
Warrant Liabilities [Line Items]
Conversion warrants issued	74,451	74,451
Class A Ordinary Shares [Member] | Second Closing of First Tranche [Member]
Warrant Liabilities [Line Items]
Conversion warrants issued	79,599	79,599
Class A Ordinary Shares [Member] | Third Closing of First Tranche [Member]
Warrant Liabilities [Line Items]
Conversion warrants issued	160,020	160,020
Class A Ordinary Shares [Member] | Warrant [Member] | First Closing of First Tranch [Member]
Warrant Liabilities [Line Items]
Conversion warrants issued	124,597	124,597
Class A Ordinary Shares [Member] | Warrant [Member] | Second Closing of First Tranche [Member]
Warrant Liabilities [Line Items]
Conversion warrants issued	126,424	126,424
Class A Ordinary Shares [Member] | Warrant [Member] | Third Closing of First Tranche [Member]
Warrant Liabilities [Line Items]
Conversion warrants issued	184,788	184,788